Share based payments - Subscription right plans (Textual) (Details)				12 Months Ended
	Nov. 19, 2025 shares	Aug. 07, 2025 shares	May 27, 2025 shares	Dec. 31, 2025 EUR (€) EquityInstruments shares € / shares	Dec. 31, 2024 EUR (€) EquityInstruments shares € / shares	Dec. 31, 2023 EUR (€) shares EquityInstruments € / shares	Dec. 31, 2022 € / shares
Subscription rights plans
Average exercise price				€ 65.24	€ 73.19	€ 77.93	€ 83.12
Subscription rights offered	420,000	905,000	925,000	2,250,000	1,381,000	1,538,400
Key management personnel of entity or parent
Subscription rights plans
Subscription rights offered | shares				1,510,000	185,000	325,000
Subscription rights
Subscription rights plans
Share based compensation expense | €				€ 23,999,000	€ 19,886,000	€ 56,718,000
Average exercise price				€ 65.24	€ 73.19	€ 77.93
Weighted average remaining expected life				1528 days	1560 days	1728 days
Subscription rights offered | EquityInstruments				2,250,000
Subscription rights | Members of the Board of Directors
Subscription rights plans
Vesting period				36 months
Percentage vested				2.70%
Twenty Twenty Four Plan ROW And RMV [Member] | Vesting tranche one
Subscription rights plans
Percentage vested				25.00%
Twenty Twenty Four Plan ROW And RMV [Member] | Vesting tranche two
Subscription rights plans
Percentage vested				25.00%
Twenty Twenty Four Plan ROW And RMV [Member] | Vesting tranche three
Subscription rights plans
Percentage vested				50.00%